UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03749

DWS State Tax-Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.4%
Guam 1.7%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	3,953,869
Series A, 5.75%, 12/1/2034	3,725,000	3,758,413

		7,712,282
Massachusetts 81.2%
Boston, MA, General Obligation, Series A, 4.75%, 4/1/2029	3,900,000	4,200,651
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,085,039
AMT, 8.0%, 9/1/2035	960,000	626,698
Boston, MA, Project Revenue, Convention Center Act of 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,951,321

Boston, MA, Water & Sewer Commission Revenue, Series A, 5.0%, 11/1/2025	2,000,000	2,226,400
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	8,318,372
5.0%, 5/15/2027	2,295,000	2,483,993
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	825,000	982,889
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,312,882
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 (a)	1,000,000	947,840
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,512,987
Series A, 5.25%, 7/1/2034	1,700,000	1,839,757
Series A, 5.75%, 7/1/2011	355,000	363,967
Series A, 5.75%, 7/1/2015	535,000	548,514
Series B, 6.2%, 3/1/2016	3,100,000	3,586,700
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	9,125,221
Series A-1, 0.18% **, 7/1/2021	2,000,000	2,000,000
Series C, ETM, 5.0%, 7/1/2015	190,000	221,432
Series C, ETM, 5.0%, 7/1/2016	75,000	87,728
Series A, 5.25%, 7/1/2020	6,270,000	7,362,798
Series A, 5.25%, 7/1/2021	5,000,000	5,890,050
Series C, ETM, 5.5%, 7/1/2017	165,000	199,038
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,644,120
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	2,500,000	2,503,675
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	4,625,000	5,147,949
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,510,665
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,053,010
Series F, 5.75%, 7/1/2033	2,000,000	2,023,140
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,022,340
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,100,000	3,734,632
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	2,435,000	2,551,831

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,240,000	1,247,676
Series D, Prerefunded, 6.35%, 7/15/2032	3,250,000	3,701,100
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	705,450
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,032,490
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,690,000	2,870,230
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	4,522,450
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	9,000,000	8,048,340
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes, Series A, 5.25%, 12/15/2012	5,050,000	5,679,028
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	3,029,208
Massachusetts, State College Building Authority Project Revenue:
Series A, 5.0%, 5/1/2031 (a)	2,630,000	2,685,624
Series A, 5.5%, 5/1/2039	5,730,000	6,015,297

Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.17% **, 10/1/2032, Citizens Bank (b)	2,000,000	2,000,000
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,246,468
Series C, 6.375%, 8/1/2014	1,000,000	1,029,230
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2021	2,500,000	2,729,125
Series P, 5.0%, 7/1/2022	1,500,000	1,628,745
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,064,560
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,460,146
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,588,575
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,422,838
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014 (a)	5,000,000	5,198,900
Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,145,080
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75% *, 12/1/2042	1,000,000	1,062,980
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.25% **, 4/1/2038, TD Bank NA (b)	1,400,000	1,400,000
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,037,288
Massachusetts, State General Obligation:
Series A, 0.648% *, 11/1/2018	5,000,000	4,601,300
Series A, 5.0%, 3/1/2034	4,000,000	4,242,720
Series D, 5.5%, 11/1/2019	4,325,000	5,170,840
Massachusetts, State General Obligation, Consolidated Loan, Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,988,925
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,581,398
Series A, 5.0%, 10/1/2037	9,860,000	9,960,178
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project:
5.25%, 7/1/2038	650,000	569,446
5.75%, 7/1/2031	3,000,000	2,920,650
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,028,883
Series E-1, 5.125%, 7/1/2038	1,500,000	1,373,280
Series B-2, 5.375%, 2/1/2026 (a)	695,000	699,955
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,570,000	1,683,731
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039	5,500,000	5,614,840
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,254,440
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series L, 0.18% **, 1/1/2024	1,000,000	1,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,278,225
5.375%, 7/1/2025	1,285,000	1,388,687
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,543,875
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 (a)	2,500,000	2,579,250

Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology:
Series A, 5.0%, 7/1/2038	7,965,000	8,431,749
Series K, 5.5%, 7/1/2032	1,260,000	1,562,324
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,205,140
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
5.0%, 7/1/2022	1,000,000	1,058,920
Series G-5, 5.0%, 7/1/2022	1,400,000	1,467,746
Series J1, 5.0%, 7/1/2034 (c)	10,000,000	10,030,000
Series C, 5.75%, 7/1/2032	300,000	308,406
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	9,929,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,251,490
Series M, 5.5%, 2/15/2027	1,705,000	2,043,357
Series M, 5.5%, 2/15/2028	3,000,000	3,593,280
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, Prerefunded, 5.25%, 10/1/2013 (a)	220,000	237,197
Series B, 5.25%, 10/1/2013 (a)	280,000	295,764
Massachusetts, State Port Authority Revenue:
Series B, AMT, 5.5%, 7/1/2011 (a)	3,890,000	3,941,737
Series B, AMT, 5.5%, 7/1/2012 (a)	1,610,000	1,630,061
Series D, AMT, 5.5%, 7/1/2018	2,620,000	2,644,445
Series D, AMT, 6.125%, 7/1/2013	1,860,000	1,883,417
Series D, AMT, 6.125%, 7/1/2014	1,990,000	2,014,397
Series D, AMT, 6.125%, 7/1/2015	2,130,000	2,155,219
Series D, AMT, 6.25%, 7/1/2016	1,850,000	1,871,812
Series D, AMT, 6.25%, 7/1/2017	1,550,000	1,567,918
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (a)	1,000,000	907,080
Series A, AMT, 5.5%, 1/1/2017 (a)	4,000,000	3,479,600
Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	4,282,350
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,882,725
Series A, 5.0%, 8/15/2024 (a)	7,800,000	8,429,070
Series A, 5.0%, 8/15/2037 (a)	5,000,000	5,226,850
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025 (d)	5,000,000	5,474,350
Series 13, 5.0%, 8/1/2026	5,000,000	5,462,500
Series 2, 5.7%, 2/1/2015	35,000	35,153
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,957,880
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	130,489
Series 11, 5.0%, 8/1/2020	100,000	109,896
Series 6, 5.625%, 8/1/2015	120,000	124,810
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2039	5,115,000	5,387,476
Series B, 5.0%, 8/1/2039	3,500,000	3,686,445
Series C, ETM, 5.25%, 12/1/2015	2,460,000	2,791,214
Series C, 5.25%, 12/1/2015	1,570,000	1,784,227
Series A, 5.25%, 8/1/2026 (a)	1,950,000	2,119,982
Series B, 5.25%, 8/1/2031 (a)	5,130,000	5,873,542
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,122,970
Massachusetts, Water & Sewer Revenue, Water Resource Authority:

Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,903,534
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,818,800
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,184,983
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,083,520
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,599,809
Westford, MA, General Obligation, Prerefunded, 5.125%, 4/1/2017 (a)	85,000	86,856

		379,167,380
Puerto Rico 9.3%
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.5%, 7/1/2022 (a)	5,000,000	5,036,000
Series A, 6.0%, 7/1/2038	2,800,000	2,814,784
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 (a)	2,500,000	2,755,425
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,052,536
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, ETM, 6.25%, 7/1/2014	1,855,000	2,247,388
Series Y, 6.25%, 7/1/2014	145,000	158,010
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.375%, 7/1/2024	5,000,000	5,139,000
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016 (a)	10,350,000	10,820,925
Series M, 6.25%, 7/1/2022	5,000,000	5,340,450
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 6.0%, 8/1/2042	2,500,000	2,597,675
Series A, 6.5%, 8/1/2044	2,500,000	2,697,675

		43,659,868
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	983,870

Total Municipal Bonds and Notes (Cost $415,210,809)		431,523,400
Municipal Inverse Floating Rate Notes (e) 18.7%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (f)	10,000,000	11,782,100
Trust: Massachusetts, Bay Transportation Sales, Series 2008-1111, 144A, 9.69%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (f)	10,000,000	10,942,120
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023 (a) (f)	5,000,000	5,471,060
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 14.868%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (f)	20,000,000	21,739,500
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.42%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (f)	10,000,000	10,602,368
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.364%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (f)	12,615,000	14,716,312
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.297%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021 (a) (f)	10,000,000	12,022,100
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.27%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $82,751,474)		87,275,560

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $497,962,283) †			111.1	518,798,960
Other Assets and Liabilities, Net			(11.1)	(51,644,439)

Net Assets			100.0	467,154,521

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2009.

†

The cost for federal income tax purposes was $499,011,967. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $19,786,993. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,452,108 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,665,115.

(a)				Bond is insured by one of these companies:
Insurance Coverage				As a % of Total Investment Portfolio
Ambac Financial Group, Inc.				10.6
Assured Guaranty Corp.				0.5
Assured Guaranty Municipal Corp.				13.3
Financial Guaranty Insurance Co.				3.0
National Public Finance Guarantee Corp.				3.4
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)				Security incorporates a letter of credit from the bank listed.
(c)				When-issued security.
(d)				At December 31, 2009 this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(e)				Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f)				Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At December 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

1/13/2010 1/13/2026	9,750,000[1]	Fixed — 2.98%	Floating — LIBOR	1,640,594
3/16/2010 3/16/2027	6,100,000[2]	Fixed — 3.422%	Floating — LIBOR	796,258
7/1/2010 7/1/2029	8,100,000[3]	Fixed — 4.299%	Floating — LIBOR	338,077
Total unrealized appreciation on open interest rate swaps				2,774,929

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	The Goldman Sachs & Co.

LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(g)	$—	$ 518,798,960	$—	$518,798,960
Derivatives(h)		2,774,929	—	2,774,929
Total	$—	$521,573,889	$—	$521,573,889
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Municipal Bonds and Notes
Balance as of March 31, 2009	$4,201,355
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	851,829
Amortization premium/discount	(17,184)
Net purchases (sales)	—
Net transfers in (out) of Level 3	(5,036,000)
Balance as of December 31, 2009	$—
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$2,774,929

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010